(9) Common Stock	9 Months Ended
Jun. 30, 2013
Notes
(17) Common Stock

(17)         COMMON STOCK

Authorized Shares

The Company held an Annual Shareholders meeting on February 28, 2013, at which time the shareholders approved a reverse stock split at a ratio of 200 for 1 and amended the total authorized shares of common stock to 15,000,000 shares. The effect of the reverse stock split has been reflected throughout these financial statements.

Common Stock Issuances

During the nine months ended June 30, 2013, the Company issued the following shares of common stock: 1,894,283 from the exchange or conversion of 48,295 shares of Series D Preferred stock, 701,444 shares from the conversion of $3,156,493 of debt and accrued interest, 181,033 shares to pay $1,654,673 of accrued dividends on Series D Preferred stock, 16,266 shares for services valued at $71,979, 2,981 shares issued to pay accrued board of director fees valued at $37,500, and 3,805 shares for commissions valued at $34,245.  Subsequent to June 30, 2013, the Company issued 799 shares of common stock as payment of dividends on Series D Preferred stock for the 3rd fiscal quarter ended June 30, 2013.

Scenario, Previously Reported
Notes
(17) Common Stock

(9)           Common Stock

Authorized Shares

Pursuit to an annual shareholders meeting held on December 21, 2011 whereby the shareholders approved an amendment, the Company increased its total authorized shares of common stock from 600,000,000 to 1,250,000,000 shares.

Common Stock Issuances

During the fiscal year ended September 30, 2012, the Company issued 115,704,871 shares of common stock.  Of these shares, 540,000 shares were issued upon conversion of 90 shares of Series D Preferred stock; 14,393,860 shares were issued as part of a royalty agreement, valued at $819,972; 862,961 shares were issued for services rendered to the Company valued at $40,000; 1,689,714 shares were issued in connection with debt and accrued interest; 42,137,711 shares were issued to pay dividends from Series D Preferred stock; 24,340,000 shares were issued to employees for compensation; 600,000 shares were issued to pay Board of Director fees of $48,060 and 31,140,625 shares were issued for $1,033,000 in cash proceeds.

During the fiscal year ended September 30, 2011, the Company issued 223,653,951 shares of common stock.  Of these shares, 136,410,000 shares were issued upon conversion of 22,735 shares of Series D Preferred stock; 250,000 shares were issued for services rendered to the Company valued at $21,310; 2,705,264 shares were issued as part of the agreement to purchase the remaining percentage of ownership of Midwest, valued at $238,064 (see Note 3); 62,000,000 shares were issued as part of the agreement to purchase the assets of ISS, valued at $5,084,000 (see Note 3);  981,620 shares were issued to pay contingency payments of $97,349 in connection with the redemption of SMI Series A Preferred stock; and 21,307,067 shares were issued to pay dividends from Series D Preferred stock.  During the fiscal year ended September 30, 2011, the Company cancelled 53,778 shares of common stock previously issued.